Shares Services Agreement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Operating Expenses:
Compensation Expenses	$ 2,031		$ 286		$ 3,634		$ 596		$ 3,213		$ 3,643
Total Operating Expenses	4,255		1,144		10,230		2,308		15,722		10,241
Shared Services Agreement
Operating Expenses:
Compensation Expenses	(1)	[1]	79	[1]	8	[1]	172	[1]	784	[2]	2,338	[2]
Rent and utilities	26		22		53		48		101		118
Office services and supplies	5		10		13		13		44		25
Telephone	4		2		7		4		10		10
Other	12		(3)		20		3		4		10
Insurance	0		0		0		1		1		5
Total Operating Expenses	$ 46		$ 110		$ 101		$ 241		$ 944		$ 2,506

[1]	Compensation expenses are net of services charged to WDM. During the three months ended June 30, 2014, and 2013, the Company charged approximately $26,000 and $0 of expenses, respectively, and during the six months ended June 30, 2014, and 2013, the Company charged approximately $42,000 and $0 of expenses, respectively related to such services.
[2]	Compensation expenses are net of services charged to WDM. During the year ended December 31, 2013, and 2012, the Company charged approximately $22,000 and $0 of expenses, respectively, related to such services.